Accounts Receivable, Net - Schedule of Accounts Receivable, Net (Details) - USD ($)	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Schedule of Accounts Receivable, Net [Abstract]
Accounts receivable	$ 6,920,852	$ 3,738,493
Less: allowance for expected credit losses	(485,442)	(125,643)	$ (160,855)	$ (164,122)
Accounts receivable, net	6,435,410	3,612,850
Less: current portion	5,407,989	1,385,761
Non-current accounts receivable, net	$ 1,027,421	$ 2,227,089